INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
1 5 .	INCOME TAXES
Loss before income tax co
ns
isted of:

	Year Ended December 31,
	2023	2022	2021
Macau operations	$11,021	$(720,470)	$(456,089)
Hong Kong operations	(474,862)	(400,725)	(434,618)
Philippine operations	86,910	28,204	(51,436)
Cyprus operations	(29,171)	3,152	(13,454)
Other jurisdictions operations	4,194	(2,092)	2,018

Loss before income tax	$(401,908)	$(1,091,931)	$(953,579)

The income tax expense consisted of:

	Year Ended December 31,
	2023	2022	2021
Income tax expense - current:
Macau Complementary Tax	$—	$9	$172
Lump sum in lieu of Macau Complementary Tax on dividends	5,650	2,342	2,359
Hong Kong Profits Tax	11,613	528	48
Philippine Corporate Income Tax	4	5	1
Philippine withholding tax on dividends	2,566	—	2,937
Cyprus Corporate Income Tax	—	—	188
Income tax in other jurisdictions	66	219	323

Sub-total	19,899	3,103	6,028

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(511)	(560)	(874)
Lump sum in lieu of Macau Complementary Tax on dividends	(1,327)	—	—
Hong Kong Profits Tax	(450)	(4)	18
Philippine Corporate Income Tax	(157)	300	(62)
Income tax in other jurisdictions	50	98	14

Sub-total	(2,395)	(166)	(904)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(7,931)	(768)	(4,535)
Hong Kong Profits Tax	(154)	3,276	2,493
Philippine Corporate Income Tax	3,366	(258)	209
Cyprus Corporate Income Tax	589	(578)	—
Income tax in other jurisdictions	48	627	(406)

Sub-total	(4,082)	2,299	(2,239)

Total income tax expense	$13,422	$5,236	$2,885

A reconciliation of the income tax expense from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2023	2022	2021
Loss before income tax	$(401,908)	$(1,091,931)	$(953,579)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(48,229)	(131,032)	(114,429)
Lump sum in lieu of Macau Complementary Tax on dividends	5,650	2,342	2,359
Effect of different tax rates of subsidiaries operating in other jurisdictions	(13,422)	(12,271)	(31,653)
Over provision in prior years	(2,395)	(166)	(904)
Effect of income for which no income tax expense is payable	(14,178)	(11,727)	(6,308)
Effect of expenses for which no income tax benefit is receivable	80,455	70,687	101,111
Effect of profits generated by gaming operations exempted	(75,403)	(25,700)	(10,851)
Effect of tax losses that cannot be carried forward	—	15,553	6,742
Changes in valuation allowances	27,004	48,122	(13,360)
Change in income tax rate	—	—	16,521
Expired tax losses	53,940	49,428	53,657

Income tax expense	$13,422	$5,236	$2,885

Melco and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, while Melco is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Macau, Hong Kong, the Philippines, Cyprus and other jurisdictions are subject to Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2023, 2022 and 2021.
Macau Complementary Tax, Hong Kong Profits Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 12.5%
and the respective tax rates in other jurisdictions, on the estimated taxable income earned in or derived from the respective jurisdictions, respectively,
during the years ended December 31, 2023, 2022 and 2021, if applicable.
On March 26, 2021, in the Philippines, the Corporate Recovery and Tax Incentives for Enterprises (“CREATE”) took effect on April 11, 2021. CREATE reduced the minimum corporate income tax in the Philippines from 2% to 1%
for the period from
July 1, 2020
to
June 30, 2023 and the corporate income tax rate in the Philippines from 30% to 25% starting July 1, 2020.
Pursuant to the approval notice issued by the Macau government in September 2016, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations for an additional five years from 2017 to 2021. Studio City Entertainment Limited (“Studio City Entertainment”), a subsidiary of Melco, was also exempted from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau for an additional five years from 2017 to 2021, to the extent that such income was
derived from Studio City gaming operations and had been subject to gaming tax pursuant to a notice issued by the Macau government in January 2017. The exemption coincided with Melco Resorts Macau’s exemption from Macau Complementary Tax. Pursuant to Dispatch of the Macau Chief Executive dated February 17, 2022 and September 1, 2022, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations under the previous gaming subconcession for the period from January 1, 2022 to June 26, 2022 and from June 27, 2022 to December 31, 2022, respectively. Melco Resorts Macau continues to benefit from the Macau Complementary Tax exemption on profits generated from gaming operations under the Concession for the period from January 1, 2023 to December 31, 2027 pursuant to a Dispatch of the Macau Chief Executive dated January 29, 2024. Studio City Entertainment applied for an extension of the Macau Complementary Tax exemption for 2022 and for the period from January 1, 2023 through December 31, 2027. These applications are subject to the discretionary approval of the Macau government. The non-gaming
profits and dividend distributions of Studio City Entertainment to its shareholders continue to be subject to the Macau Complementary Tax. Melco Resorts Macau’s
non-gaming
profits remain subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with the Concession effective on January 1, 2023.
The gaming operations of Melco Resorts Leisure, the operator of City of Dreams Manila, are exempt from Philippine Corporate Income Tax, among other taxes, pursuant to the Philippine Amusement and Gaming Corporation (“PAGCOR”) charter and are subject to license fees which are inclusive of the 5% franchise tax based on gross gaming revenue in the Philippines, in lieu of all other taxes.
Had
Melco Resorts Macau and Melco Resorts Leisure not
have been entitled to
 the income tax exemption on profits generated by gaming operations for the year ended December 31, 2023
in Macau and the Philippines,
respectively, and if Studio City Entertainment’s application for the extended exemption from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau will not be approved, the Company’s consolidated net loss attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2023 would have been increased by $75,190 and diluted loss per share would have been increased by $0.057 per share. During the years ended December 31, 2022 and 2021, Melco Resorts Macau and Studio City Entertainment in Macau did not have any profits generated by gaming operations exempted from Macau Complementary Tax, while had Melco Resorts Leisure not received the income tax exemption on profits generated by gaming operations in the Philippines, the Company’s consolidated net loss attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2022 and 2021 would have been increased by $25,252 and $10,688, and diluted loss per share would have been increased by $0.018 and $0.007 per share, respectively.
In August 2017, Melco Resorts Macau received an extension of the agreement with the Macau government for an additional five years applicable to tax years 2017 through 2021, in which the extension agreement provided for an annual payment of MOP18,900 (equivalent to $2,342) as payments in lieu of Macau Complementary Tax which would
otherwise
be borne
by the shareholders of Melco Resorts Macau on dividend distributions from gaming profits
(“Payments in lieu of Macau Complementary Tax on Dividend Distributions”).

Such annual payment was required regardless of whether dividends were actually distributed or whether Melco Resorts Macau had distributable profits in the relevant year. In December 2022 and March 2023, Melco Resorts Macau received extensions of the agreements with the Macau government for an amount of MOP4,000 (equivalent to $497) and MOP4,167 (equivalent to $518)
as Payments in lieu of Macau Complementary Tax on Dividend Distributions for the period from January 1, 2022 to June 26, 2022 and from June 27, 2022 to December 31, 2022, respectively. In February 2024, Melco Resorts Macau entered into an agreement with the Macau government in relation to the Payments in lieu of

Macau Complementary Tax on Dividend Distributions from January 1, 2023 to December 31, 2025
. During the year ended December 31, 2023, an estimated amount of
$5,650
was provided for such arrangement.
The effective tax rates for the years ended December 31, 2023, 2022 and 2021 were (3.34
)
%, (0.48)% and (0.30)%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12%, where the majority of the Company’s operations are located, primarily due to the effects of expired tax losses, expenses for which no income tax benefit is receivable, income for which no income tax expense is payable, changes in valuation allowances, profits generated by gaming operations being exempted from Philippine Corporate Income Tax and different tax rates of subsidiaries operating in other jurisdictions for the relevant years together with the effect of profits generated by gaming operations being exempted from Macau Complementary Tax for the year ended December 31, 2023; the effect of tax losses that cannot be carried forward for the year ended December 31, 2022; and the effects of tax losses that cannot be carried forward and change in income tax rate for the year ended December 31, 2021.
The net deferred tax liabilities as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carried forward	$205,189	$206,079
Depreciation and amortization	157,667	76,272
Lease liabilities	29,277	30,492
Others	16,936	13,052

Sub-total	409,069	325,895
Valuation allowances	(374,623)	(299,620)

Total deferred tax assets	34,446	26,275

Deferred tax liabilities:
Right-of-use assets	(9,471)	(10,413)
Land use rights	(36,513)	(44,434)
Intangible assets	(9,718)	(505)
Unrealized capital allowances	(4,405)	(4,279)
Others	(9,298)	(5,683)

Total deferred tax liabilities	(69,405)	(65,314)

Deferred tax liabilities, net	$(34,959)	$(39,039)

As of December 31, 2023 and 2022, valuation allowances of $374,623 and $299,620 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2023, adjusted operating tax losses carried forward of $10,048 have no expiry date and the remaining tax losses amounting to $1,380,467 will expire by 2024 through 2033. Adjusted operating tax losses carried forward of $448,834 expired during the year ended December 31, 2023.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Aggregate undistributed earnings of certain of Melco’s foreign subsidiaries available for distribution to Melco of approximately $745,694 and $745,425 as of December 31, 2023 and 2022, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Melco. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Melco would have to record a deferred income tax liability in respect of those undistributed earnings of approximately
$89,483 and $89,449 as
o
f
 December 31, 2023 and 2022, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2023	2022	2021

At beginning of year	$22,940	$16,342	$15,132
Additions based on tax positions related to current year	756	6,810	2,028
Additions based on tax positions related to prior year	4,984	—	—
Reductions due to expiry of the statute of limitations	(1,348)	(212)	(818)

At end of year	$27,332	$22,940	$16,342

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate were
$27,332 and $22,940 as of December 31, 2023 and 2022, respectively.
As of December 31, 2023 and 2022, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Melco and its subsidiaries’ major tax jurisdictions are Hong Kong, Macau, the Philippines and Cyprus. Income tax returns of Melco and its subsidiaries remain open and subject to examination by the local tax authorities of Macau, Hong Kong, the Philippines and Cyprus until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong, the Philippines and Cyprus are five years, six years, three years and six years, respectively.